(Loss) / Earnings per share (Tables)	11 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
(Loss) / Earnings per share calculation
The calculation of (loss) / earnings per share is based on the following data:

	Eleven month period ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
		(Adjusted*)
	000	000	000
(Loss) / profit for the period / year	£(22,032)	£7,490	£(20,158)

Weighted average number of ordinary shares for basic earnings / (loss) earnings per share	164,145	85,702	65,434
Effect of dilutive potential ordinary shares (share options and warrants)	—	442	—
Weighted average number of ordinary shares for diluted earnings per share	164,145	86,144	65,434

Basic (loss) / earnings per ordinary share from operations £	(0.13)	0.09	(0.31)
Diluted (loss) / earnings per ordinary share from operations £	(0.13)	0.09	(0.31)
* See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.’